Short-term Bank Borrowing	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term Bank Borrowing
11.	SHORT-TERM BANK BORROWING

	December 31,
	2016	2017
	$	$
Loan from a local bank	1,858	2,013

The loan from a local Taiwan bank is unsecured and bears the following interest rate and repayment term:

	2016	2017
Interest rate (%) per annum	TAIBOR+1.07	TAIBOR+1.05
Repayment date	February 2017	February 2018